SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Global Dividend Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.5%

Asia - 4.8%

Australia - 2.3%
Atlassian Corp. *	3,445	731,063
Macquarie Group, Ltd.	3,810	474,142

		1,205,205

Japan - 1.0%
Recruit Holdings Co., Ltd.	10,600	549,199

Singapore - 1.5%
Singapore Technologies Engineering, Ltd.	155,000	778,434

Europe - 32.5%

Belgium - 1.3%
D’ieteren Group	3,950	680,431

Denmark - 0.5%
Novo Nordisk A/S, ADR	3,925	272,552

France - 0.9%
Safran SA, ADR	7,520	497,975

Germany - 6.5%
Allianz SE, ADR	34,190	1,307,426
Infineon Technologies AG	6,275	209,176
Muenchener Rueckversicherungs AG	1,470	928,630
Siemens AG	4,250	981,522

		3,426,754

Ireland - 4.5%
Accenture, PLC	3,285	1,025,051
Linde, PLC	1,445	672,850
Trane Technologies, PLC	2,125	715,955

		2,413,856

Spain - 1.8%
Iberdrola SA	59,010	952,899

Switzerland - 5.2%
Chubb, Ltd.	2,290	691,557
Lonza Group AG	930	574,526
Nestle SA	4,885	493,662
Partners Group Holding AG	705	1,003,357

		2,763,102

United Kingdom - 11.8%
AstraZeneca, PLC, ADR	15,040	1,105,440
BAE Systems, PLC	27,380	552,870
Compass Group, PLC	14,170	468,691
Diageo, PLC, ADR	4,125	432,259
London Stock Exchange Group, PLC	6,715	997,361
Man Group, PLC	216,290	555,080
RELX, PLC	14,120	709,690
Shell, PLC, ADR	20,055	1,469,630

		6,291,021

North America - 59.2%

United States - 59.2%
Abbott Laboratories	7,230	959,060
AbbVie, Inc.	750	157,140
Alphabet, Inc. - Class A	8,790	1,359,286

Name of Issuer	Quantity	Fair Value ($)

Apple, Inc.	18,220	4,047,209
Applied Materials, Inc.	7,985	1,158,783
Arthur J Gallagher & Co.	3,685	1,272,209
Broadcom, Inc.	17,850	2,988,625
Cheniere Energy, Inc.	2,830	654,862
ConocoPhillips	4,025	422,705
Constellation Brands, Inc.	2,690	493,669
FedEx Corp.	1,900	463,182
Goldman Sachs Group, Inc.	1,370	748,417
Home Depot, Inc.	2,490	912,560
Honeywell International, Inc.	4,330	916,878
JPMorgan Chase & Co.	7,180	1,761,254
Lockheed Martin Corp.	1,525	681,233
McDonald’s Corp.	1,820	568,513
Microsoft Corp.	10,475	3,932,210
Mondelez International, Inc.	6,940	470,879
NVIDIA Corp.	11,500	1,246,370
Otis Worldwide Corp.	3,785	390,612
PepsiCo, Inc.	4,765	714,464
Salesforce, Inc.	705	189,194
Sherwin-Williams Co.	1,835	640,764
Thermo Fisher Scientific, Inc.	1,145	569,752
Union Pacific Corp.	3,960	935,510
UnitedHealth Group, Inc.	2,580	1,351,275
Waste Management, Inc.	2,880	666,749
WEC Energy Group, Inc.	3,010	328,030
Williams Cos., Inc.	8,500	507,960

		31,509,354

Total Common Stocks (cost: $22,774,487)		51,340,782

Short-Term Securities - 3.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.23% (cost $1,749,191)	1,749,191	1,749,191

Total Investments in Securities - 99.8% (cost $24,523,678)		53,089,973

Other Assets and Liabilities, net - 0.2%		82,994

Net Assets - 100.0%		$53,172,967

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

MARCH 31, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Global Dividend Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	731,063	474,142	—	1,205,205
Belgium	—	680,431	—	680,431
Denmark	272,552	—	—	272,552
France	497,975	—	—	497,975
Germany	1,307,426	2,119,328	—	3,426,754
Ireland	2,413,856	—	—	2,413,856
Japan	—	549,199	—	549,199
Singapore	—	778,434	—	778,434
Spain	—	952,899	—	952,899
Switzerland	691,557	2,071,545	—	2,763,102
United Kingdom	3,007,329	3,283,692	—	6,291,021
United States	31,509,354	—	—	31,509,354
Short-Term Securities	1,749,191	—	—	1,749,191
Total:	42,180,303	10,909,670	—	53,089,973

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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